SHARE-BASED COMPENSATION- Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, beginning balance	68,565,920	93,846,550
Granted		0
Forfeited	(5,655,230)	(16,014,140)
Exercised	(748,730)	(9,151,290)
Expired	(231,520)	(115,200)
Outstanding, ending balance	61,930,440	68,565,920	93,846,550
Vested and expected to vest	61,930,440
Exercisable	59,693,900
Weighted average exercise price, outstanding	$ 0.22	$ 0.19
Weighted average exercise price, granted		0
Weighted average exercise price, forfeited	0.26	0.11
Weighted Average Exercise Price,exercised	0.10	0.10
Weighted Average exercise price, expired	0.28	0.14
Weighted average exercise price, outstanding	$ 0.21	$ 0.22	$ 0.19
Weighted average remaining contractual term, outstanding	1 year 8 months 23 days	2 years 7 months 24 days	3 years 9 months 7 days
Aggregate intrinsic value, outstanding beginning balance		$ 30,442
Aggregate intrinsic value, outstanding ending balance	$ 0	$ 2,826